Profit (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Profit (Loss) Per Share [Abstract]
PROFIT (LOSS) PER SHARE

NOTE 20 - PROFIT (LOSS) PER SHARE:

Basic

	Year ended December 31
	2024	2023	2022
Profit (loss) from continuing operations (U.S. dollars in thousands)	5,780	(5,607)	(12,456)
The weighted average of the number of ordinary shares in issue (in thousands)	66,438	41,435	31,594
Basic profit (loss) per share from continuing operations (U.S. dollar)	0.09	(0.14)	(0.39)

Diluted

	Year ended December 31
	2024	2023	2022
Profit (loss) from continuing operations, used in computation of basic profit (loss) per share (U.S. dollars in thousands)	5,780	(5,607)	(12,456)
Adjustments (U.S. dollars in thousands)	-	-	-
	5,780	(5,607)	(12,456)

The weighted average of the number of ordinary shares in issue used in computation of basic profit (loss) per share from continuing operations (in thousands)	66,438	41,435	31,594
Adjustments (in thousands):
Options and RSUs	4,135	-	-
Warrants in connection with public and private offerings	1,303	-	-
	71,876	41,435	31,594
Diluted profit (loss) per share from continuing operations (U.S. dollar)	0.08	(0.14)	(0.39)

The calculation of diluted loss per share for the year December 31, 2024, does not give effect to the potential issuance of ordinary shares upon exercise of warrants issued in connection with convertible debenture agreements, as their effect was anti-dilutive.

The calculation of diluted loss per share for the year December 31, 2023, does not give effect to the potential issuance of ordinary shares upon the exercise of options to employees and service providers and warrants issued in connection with convertible debenture agreements and with public and private offerings, as their effect was anti-dilutive.

The calculation of diluted loss per share for the year December 31, 2022, does not give effect to the potential issuance of ordinary shares upon the exercise of options to employees and service providers, convertible debentures and greenshoe option, as their effect was anti-dilutive.